Financial instruments (Details Text) R$ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Oct. 10, 2017	Sep. 30, 2015 BRL (R$)	Apr. 30, 2015 BRL (R$)	Oct. 01, 2014 BRL (R$)	May 01, 2013
Financial instruments (Details Text)
Hedge accounting operation has to be discontinued in advance with the payment	R$ 810,279
Financial result		R$ 475,872
Exchange rate on the date of the designation US$1					3.1688				2.0017
Hedged exports, export flows planned		20% and 30%
Nominal value		R$ 850,000
Other comprehensive income		R$ 5,179,228	R$ 1,970,081	R$ (3,681,341)
Value at risk of the derivatives held		5.00%
Probable scenario of increase in market levels		25% and 50% increase
Braskem Idesa
Financial instruments (Details Text)
Liabilities designated as hedge instruments								R$ 2,878,936
USD
Financial instruments (Details Text)
Average export		R$ 3,600,000
USD | Braskem Idesa
Financial instruments (Details Text)
Liabilities designated as hedge instruments						R$ 23,608	R$ 290,545
Other comprehensive income		(325)
USD | Non-derivative financial liabilities designated to hedge accounting
Financial instruments (Details Text)
Nominal value		5,550,205	R$ 5,301,099
USD | Non-derivative financial liabilities designated to hedge accounting | Hedge descontinued - 2018
Financial instruments (Details Text)
Nominal value		787,893
Put options | USD
Financial instruments (Details Text)
Notional		R$ 1,400,000
Average strike price R$/US$		2.96 R$/US$.
Put options | USD | Braskem Idesa
Financial instruments (Details Text)
Value at risk		R$ 9,800
Call options | USD
Financial instruments (Details Text)
Notional		R$ 926,000
Average strike price R$/US$		4.32 R$/US$
Call options | USD | Braskem Idesa
Financial instruments (Details Text)
Value at risk		R$ 10,464